Available-For-Sale Marketable Securities	3 Months Ended
Mar. 31, 2025
Available-For-Sale Marketable Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3: - AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	March 31, 2025				December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair Value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	33,372	-	-	33,372	26,455	15	-	26,470
Corporate debentures	-	-	-	-	-	-	-	-

	33,372	-	-	33,372	26,455	15	-	26,470
Available-for-sale - matures after one year through three years:
US Governmental debentures	-	-	-	-	-	-	-	-
Corporate debentures	-	-	-	-	-	-	-	-

	-	-	-	-	-	-	-	-
	$33,372	$-	$-	$33,372	$26,455	$15	$-	$26,470

As of March 31, 2025 and December 31, 2024, the Company had no investments with a significant unrealized loss for more than 12 months.

As of March 31, 2025 and December 31, 2024, no credit loss impairment was recorded regarding the available for sale marketable securities.